Note 6 - Goodwill	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Goodwill Disclosure [Text Block]
(6)	Goodwill

The Company's intangible assets result from the excess of purchase price over the applicable book value of the net assets acquired related to outside ownership of two previously 50% owned subsidiaries that the Company acquired 100% of in 2005.

	In Thousands
	2022	2021
Goodwill:
Balance at January 1,	$4,805	4,805
Goodwill acquired during year	—	—
Impairment loss	—	—
Balance at December 31,	$4,805	4,805